Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 1,548,589	$ 1,549,565	$ 1,565,355
Investment property	33,542	33,364	33,330
Non-current biological assets	43,418	23,706
Revenue	1,518,907	1,298,871	1,347,724
Initial recognition and changes in fair value of biological assets and agricultural produce	143,081	87,858	215,941
Loss from changes in net realizable value of agricultural produce after harvest	(28,437)	1,838	(22,293)
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment, net	1,548,589	1,549,565
Investment property	33,542	33,364
Goodwill	20,242	14,309
Non-current biological assets	43,418	23,706
Revenue	1,476,378	1,442,441	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	129,832	101,172	214,188
Loss from changes in net realizable value of agricultural produce after harvest	(25,840)	2,574	(22,429)
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	904,340	786,201
Investment property	33,542	33,364
Goodwill	16,716	9,799
Non-current biological assets	43,418	23,706
Revenue	480,662	402,205	373,746
Initial recognition and changes in fair value of biological assets and agricultural produce	83,400	6,469	102,656
Loss from changes in net realizable value of agricultural produce after harvest	(22,045)	3,341	(21,482)
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	626,606	733,055
Investment property	0	0
Goodwill	3,526	4,510
Non-current biological assets	0	0
Revenue	435,719	401,051	494,215
Initial recognition and changes in fair value of biological assets and agricultural produce	41,166	94,436	108,066
Loss from changes in net realizable value of agricultural produce after harvest	554	(156)	(934)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	17,643	30,309
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Revenue	551,179	632,165	472,538
Initial recognition and changes in fair value of biological assets and agricultural produce	5,266	267	3,466
Loss from changes in net realizable value of agricultural produce after harvest	(4,349)	(611)	(13)
Operating segments | Chile
Disclosure of geographical areas [line items]
Property, plant and equipment, net	0	0
Investment property	0	0
Goodwill	0	0
Non-current biological assets	0	0
Revenue	8,818	7,020	11,208
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	$ 0	$ 0	$ 0